Document and Entity Information	Dec. 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001870404
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 16, 2022
Entity Registrant Name	PHOENIX BIOTECH ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40877
Entity Tax Identification Number	87-1088814
Entity Address, Address Line One	2201 Broadway
Entity Address, Address Line Two	Suite 705
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(215)
Local Phone Number	731-9450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	PBAXU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	PBAX
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	PBAXW
Security Exchange Name	NASDAQ